SCHEDULE OF FAIR VALUE OF WARRANTS (Details)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Measurement Input, Expected Term [Member] | Minimum [Member]
Business Combination [Line Items]
Warrant measurement input	1.09	1.54	2.05	2.54
Measurement Input, Expected Term [Member] | Maximum [Member]
Business Combination [Line Items]
Warrant measurement input	9.93	10.00	9.97	9.57
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Warrant measurement input	35.0	35
Measurement Input, Price Volatility [Member] | Minimum [Member]
Business Combination [Line Items]
Warrant measurement input			30.9	30.2
Measurement Input, Price Volatility [Member] | Maximum [Member]
Business Combination [Line Items]
Warrant measurement input			33.2	33.6
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Business Combination [Line Items]
Warrant measurement input	3.91	3.42	3.62	4.17
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Business Combination [Line Items]
Warrant measurement input	4.34	4.10	4.15	4.46
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Warrant measurement input